Janus Henderson VIT Global Technology and Innovation Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 96.0%
Aerospace & Defense – 0.6%
Axon Enterprise Inc*	24,736	$4,922,217
Automobiles – 0.2%
Tesla Inc*	6,179	1,546,109
Diversified Financial Services – 3.5%
Mastercard Inc	59,954	23,736,388
Visa Inc	15,672	3,604,717
		27,341,105
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp	89,411	7,509,630
E Ink Holdings Inc	131,000	732,832
		8,242,462
Information Technology Services – 0.8%
GoDaddy Inc*	53,705	3,999,948
MongoDB Inc*	3,108	1,074,933
Snowflake Inc - Class A*	7,172	1,095,666
		6,170,547
Interactive Media & Services – 8.5%
Alphabet Inc - Class C*	229,527	30,263,135
Meta Platforms Inc - Class A*	119,657	35,922,228
		66,185,363
Media – 0.3%
Trade Desk Inc*	28,926	2,260,567
Multiline Retail – 2.9%
Amazon.com Inc*	105,294	13,384,973
MercadoLibre Inc*	7,498	9,506,564
		22,891,537
Professional Services – 1.2%
Ceridian HCM Holding Inc*	71,003	4,817,554
Paylocity Holding Corp*	25,225	4,583,382
		9,400,936
Real Estate Management & Development – 1.4%
CoStar Group Inc*	146,085	11,232,476
Semiconductor & Semiconductor Equipment – 32.2%
Advanced Micro Devices Inc*	92,596	9,520,721
Analog Devices Inc	67,959	11,898,941
Applied Materials Inc	105,629	14,624,335
ASML Holding NV	46,649	27,390,354
Infineon Technologies AG	48,853	1,619,984
KLA Corp	52,705	24,173,675
Lam Research Corp	40,336	25,281,395
Lattice Semiconductor Corp*	32,992	2,835,003
Marvell Technology Inc	132,579	7,176,501
NVIDIA Corp	139,294	60,591,497
NXP Semiconductors NV	43,680	8,732,506
ON Semiconductor Corp*	96,567	8,975,903
Taiwan Semiconductor Manufacturing Co Ltd	2,124,000	34,473,273
Texas Instruments Inc	87,457	13,906,538
		251,200,626
Software – 36.0%
Adobe Inc*	59,247	30,210,045
Alteryx Inc*	105,296	3,968,606
Atlassian Corp - Class A*	46,063	9,282,155
Cadence Design Systems Inc*	64,073	15,012,304
CCC Intelligent Solutions Holdings Inc*	971,047	12,963,477
Constellation Software Inc/Canada	11,953	24,679,367
Dynatrace Inc*	116,451	5,441,755
HubSpot Inc*	2,338	1,151,465
Intuit Inc	8,709	4,449,776
Klaviyo Inc - Class A*,#	64,525	2,226,112
Lumine Group Inc*	192,812	2,856,474
Microsoft Corp	274,480	86,667,060
Nice Ltd (ADR)*	37,174	6,319,580
Pagerduty Inc*	48,186	1,083,703
Palo Alto Networks Inc*	44,404	10,410,074
Procore Technologies Inc*	69,544	4,542,614
ServiceNow Inc*	12,869	7,193,256
Synopsys Inc*	20,238	9,288,635
Tyler Technologies Inc*	30,833	11,905,855

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Workday Inc - Class A*	147,507	$31,691,879
		281,344,192
Specialized Real Estate Investment Trusts (REITs) – 0.3%
Equinix Inc	3,443	2,500,513
Technology Hardware, Storage & Peripherals – 5.9%
Apple Inc	266,799	45,678,657
Wireless Telecommunication Services – 1.1%
T-Mobile US Inc*	61,595	8,626,380
Total Common Stocks (cost $473,246,453)		749,543,687
Private Placements– 0.8%
Professional Services – 0.2%
Apartment List Inc*,¢,§	485,075	1,329,105
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - Preferred shares*,¢,§	72,070	3,279,740
Via Transportation Inc - private equity common shares*,¢,§	10,455	475,783
Via Transportation Inc - Series A*,¢,§	6,761	307,678
Via Transportation Inc - Series B*,¢,§	1,235	56,202
Via Transportation Inc - Series C*,¢,§	1,110	50,514
Via Transportation Inc - Series D*,¢,§	3,971	180,711
Via Transportation Inc - Series E*,¢,§	1,844	83,916
Via Transportation Inc - Series G-1*,¢,§	2,704	123,053
		4,557,597
Total Private Placements (cost $7,856,946)		5,886,702
Warrants– 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26*	44,659	15,407
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*	11,953	0
Total Warrants (cost $141,055)		15,407
Investment Companies– 3.6%
Money Markets – 3.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $28,410,087)	28,405,024	28,413,546
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	1,442,111	1,442,111
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 10/2/23	$360,528	360,528
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,802,639)		1,802,639
Total Investments (total cost $511,457,180) – 100.6%		785,661,981
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(4,911,216)
Net Assets – 100%		$780,750,765

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$678,068,146	86.3%
Taiwan	35,206,105	4.5
Canada	27,535,841	3.5
Netherlands	27,390,354	3.5
Argentina	9,506,564	1.2
Israel	6,319,580	0.8
Germany	1,619,984	0.2
Singapore	15,407	0.0

Total	$785,661,981	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 3.6%
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$867,578	$565	$1,963	$28,413,546
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	3,292∆	-	-	1,442,111
Total Affiliated Investments - 3.8%	$870,870	$565	$1,963	$29,855,657

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 3.6%
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	14,944,109	154,207,235	(140,740,326)	28,413,546
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	-	29,010,502	(27,568,391)	1,442,111

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2023 is $5,886,702, which represents 0.8% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2023)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$1,771,979	$1,329,105	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - Preferred shares	11/4/21	3,279,740	3,279,740	0.4
Via Transportation Inc - private equity common shares	12/2/21	451,970	475,783	0.1
Via Transportation Inc - Series A	12/2/21	292,278	307,678	0.1
Via Transportation Inc - Series B	12/2/21	53,389	56,202	0.0
Via Transportation Inc - Series C	12/2/21	47,985	50,514	0.0
Via Transportation Inc - Series D	12/2/21	171,666	180,711	0.0
Via Transportation Inc - Series E	12/2/21	79,716	83,916	0.0
Via Transportation Inc - Series G-1	2/2/23	123,053	123,053	0.0
Total		$7,856,946	$5,886,702	0.8%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Electronic Equipment, Instruments & Components	$7,509,630	$732,832	$-
Semiconductor & Semiconductor Equipment	187,717,015	63,483,611	-
All Other	490,100,599	-	-
Private Placements	-	-	5,886,702
Warrants	15,407	0	-
Investment Companies	-	28,413,546	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,802,639	-
Total Assets	$685,342,651	$94,432,628	$5,886,702

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2023.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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